Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 2 – STOCK BASED COMPENSATION

In June 2011, the Company established a stock based compensation program to grant stock based awards for up to 12,120,000 shares of our common stock. Our stock based program is a long-term retention program that is intended to attract, retain and provide incentives for directors, officers and employees in the form of non-qualified stock options and restricted stock (the "2011 Plan"). Under the 2011 Plan, the Board of Directors or its delegate has the sole authority to determine who receives such grants, the type, size and timing of such grants, and to specify the terms of any non-competition agreements relating to the grants. The purpose of the 2011 Plan is to advance our interests by providing eligible participants in the Plan with the opportunity to receive equity-based or cash incentive awards, thereby aligning their economic interests with those of our stockholders.

The stock based compensation expense for stock options and restricted stock awards recognized in our condensed consolidated statements of operations for the three and nine months ended September 30, 2011 is as follows:

	Three Months Ended	Nine Months Ended
($ in thousands)	September 30, 2011	September 30, 2011
Income Statement Classifications
Cost of revenue	203	237
Operating expenses:
Sales	415	484
Marketing	222	259
Product development	448	523
General and administrative	1,221	1,424

Total	$2,509	$2,927

Restricted Stock

Bankrate grants restricted stock, which is valued based on the market price of the common stock on the date of grant. Compensation expense arising from restricted stock grants with cliff vesting is recognized using the straight line method over the vesting period. In June 2011, we awarded 120,135 shares of restricted common stock to employees located throughout the United States. The restricted stock awards cliff vest after the first anniversary of the grant date subject to continued employment through the applicable vesting date. As of September 30, 2011, there were 114,735 restricted stock grants outstanding due to forfeitures of 5,400 restricted stock grants.

Stock based compensation expense for the three and nine months ended September 30, 2011 included approximately $440,000 and $513,000, respectively, related to the restricted stock awards. Additionally, as of September 30, 2011, there was approximately $1.2 million of unrecognized compensation costs adjusted for estimated forfeitures, which will be recognized over a weighted average period of approximately 1 year, related to non-vested restricted stock awards.

Stock Options

We currently use the Black-Scholes option pricing model to determine the fair value of our stock options. The determination of the fair value of the awards on the date of grant using an option-pricing model is affected by the price of our common stock, as well as assumptions regarding a number of complex and subjective variables. These variables include the expected term of the options, expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, expected dividends and the estimated forfeiture rate.

We estimated the expected term using the simplified method for all stock options as the Company does not have sufficient historical exercise data. The volatility assumption is based on implied stock price volatility of a peer group of publicly traded companies. The decision to use a weighted average volatility factor was based upon the relatively short period of availability of data on actively traded stock options on our common stock, and our assessment that implied volatility is more representative of future stock price trends than historical volatility. We based the risk-free interest rate used in the option pricing model on U.S. Treasury constant maturity issues having remaining terms similar to the expected terms of the stock options. We do not anticipate paying any cash dividends in the foreseeable future and therefore use an expected dividend yield of zero. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. All share-based payment awards are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period.

If factors change and we employ different assumptions for estimating stock based compensation expense in future periods or if we decide to use a different valuation model, the future periods may differ significantly from what we have recorded in the current period and could materially affect our operating income (loss), net income (loss) and net income (loss) per share.

There were no stock options granted during the three months ended September 30, 2011 and stock options exercisable into 5.0 million shares were granted during the nine months ended September 30, 2011. The stock options granted have an exercise price of $15.00 per option and a contractual term of seven years. There were no stock options granted during the three and nine months ended September 30, 2010. The following table provides the weighted average fair value of the stock options granted during the nine month periods ended September 30, 2011 using the Black-Scholes option pricing model together with a description of the weighted average assumptions used to calculate the fair value.

Nine Months Ended September 30, 2011
Weighted average fair value	$6.78
Expected volatility	53%
Weighted average risk free rate	1.42%
Expected lives	4.75 years
Expected dividend yield	0.00%

Stock-based compensation expense for the three and nine months ended September 30, 2011 included approximately $2.1 million and $2.4 million, respectively, related to the stock option awards. Additionally, as of September 30, 2011, there was approximately $30.7 million of unrecognized compensation costs adjusted for estimated forfeitures, which will be recognized over a weighted average period of approximately 3.7 years, related to non-vested stock option awards.

The following table sets forth the summary of option activity under our stock option plan for the nine months ended September 30, 2011:

	Number of Shares	Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance, December 31, 2010	—			$—
Granted	5,000,000	$15.00	$15.00	$—
Exercised	—	$—	$—	$—
Forfeited	160,000	$15.00	$15.00	$—
Expired	—	$—	$—	$—

Balance, September 30, 2011	4,840,000			$1,016,400

The aggregate intrinsic value of stock options outstanding as of September 30, 2011 is calculated as the difference between the market value at September 30, 2011 ($15.21) and the exercise price of the stock options.

Additional information with respect to outstanding stock options as of September 30, 2011, is as follows:

Options Outstanding			Options Exercisable
Prices	Number of Shares	Weighted Average Remaining Contractual Term (Years)	Number of Shares	Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$ 15.00	4,840,000	6.71	—	—	—	$—

Note 3—Stock Based Compensation

Stock Options

All stock options outstanding as of August 24, 2009 were settled in the Acquisition and none have been issued to December 31, 2010.

Prior to the Acquisition, the Company maintained a stock option program. Our stock option program was a long-term retention program that was intended to attract, retain and provide incentives for directors, officers and employees in the form of incentive and non-qualified stock options and restricted stock. Until June 17, 2008, when our stockholders approved the 2008 Equity Compensation Plan (the "2008 Plan"), we granted stock options from the Second Amended and Restated 1999 Equity Compensation Plan (the "1999 Plan") and the 1997 Equity Compensation Plan (the "1997 Plan"). The 1997 Plan terminated in 2007, the 1999 Plan terminated in March 2009, and the 2008 Plan was terminated when all options were settled effective with the acquisition of the Company as described in Note 11.

Restricted Stock

In April 2007, we awarded 200,000 shares of restricted common stock to seven executive officers. The awards have an eight-year term and only vest if, at any point during the term of the award, the closing price of our stock is at or above the following specific thresholds for ninety consecutive days; $44.00—25% of award shares vest; $50.00—33% of award shares vest; $56.00—remaining 42% of award shares vest. Once the specific threshold has been satisfied, the applicable percentage of award shares vest as follows; one-third upon satisfying the incremental threshold; one-third on the first anniversary of satisfying the incremental threshold; and the remaining one-third on the second anniversary of satisfying the incremental threshold. The awards also vest on a change in control provided certain conditions are met. We valued the awards using a Monte Carlo simulation model that used the following assumptions: volatility factor—61.8% based on a weighted average of historical stock price volatility and implied volatility in market traded options; risk-free interest rate—4.73% on U.S. Treasury constant maturity issues having remaining terms similar to the expected term of the awards; and the dividend yield is 0%. The weighted average grant date fair value was $35.59 and the weighted average expected time to vest as of grant date was 2.37 years.

In April 2008, all seven restricted stock award agreements were amended to provide for vesting of 40,000 shares as follows: 10,000 shares upon the earlier of (i) the date on which the $44 threshold is satisfied or (ii) April 30, 2009; 13,200 shares upon the earlier of (i) the date on which the $50 threshold is satisfied or (ii) April 30, 2009; and 16,800 shares upon the earlier of (i) the date on which the $56 threshold is satisfied; or (ii) April 30, 2009. The incremental stock based compensation expense related to the modification was approximately $91,000.

In August 2008, a restricted stock award agreement for 25,000 shares was amended pursuant to the terms of a Severance and General Release Agreement (the "Agreement") for one of the executive officers. The Agreement provided for post-termination vesting of 5,000 shares on April 30, 2009. The grant date fair value of the 20,000 shares forfeited was approximately $712,000. Approximately $158,000 of compensation expense was recorded related to the modification and approximately $307,000 of previously recognized compensation expense was reversed.

In February 2009, all six restricted stock award agreements were again amended to provide for vesting of the remaining 140,000 shares as follows: 35,000 shares upon the earlier of (i) the date on which the $44 threshold is satisfied or (ii) April 30, 2009; 35,000 shares upon the earlier of (i) the date on which the $50 threshold is satisfied or (ii) April 30, 2010; 35,000 shares upon the earlier of (i) the date on which the $56 threshold is satisfied or (ii) April 30, 2011; and 35,000 shares upon the earlier of (i) the date on which the $56 threshold is satisfied or (ii) April 30, 2012. The incremental stock based compensation expense related to the modification was $776,000, which was recorded during the period from January 1, 2009 to August 24, 2009.

Also in February 2009, we awarded 110,000 shares of restricted common stock to three executive officers. The awards have a 7-year term and vest as follows: 29,792 shares on April 30, 2010; 27,500 shares on April 30, 2011; 27,500 shares on April 30, 2012; and 25,208 shares on April 30, 2013. The awards also vest on a change in control provided certain conditions are met. We valued these awards at $27.75, the grant date fair value and the weighted average expected time to vest was 2.31 years. We also awarded 17,499 shares of restricted common stock to seven executive officers. The awards have a 7-year term and vest as follows: 6,319 shares on February 11, 2010; 5,833 shares on February 11, 2011; and 5,347 shares on February 11, 2012. The awards also vest on a change in control provided certain conditions are met. We valued these awards at $27.75, the grant date fair value and the weighted average expected time to vest was 1.81 years.

In accordance with the amendments to the restricted stock agreements described above, 70,000 shares vested on April 30, 2009 (excluding the 5,000 shares that vested pursuant to the Agreement described above). Since the vesting date was within a Blackout Period, as defined, in the Bankrate, Inc. Insider Trading Policy, the shares were distributed, and tax withholdings were calculated, on May 12, 2009. We withheld 23,982 shares to cover tax withholdings and issued 46,018 shares to the executive officers.

On July 15, 2009, we awarded 30,000 shares of restricted stock to an executive officer. The award has a 7-year term and vests as follows: 7,500 shares on July 15, 2010; 7,500 shares on July 15, 2011; 7,500 shares on July 15, 2012; and 7,500 shares on July 15, 2013. The awards also vests on a change in control provided certain conditions are met. We valued this award at $24.96, the grant date fair value, and the weighted average expected time to vest was 2.5 years.

Stock based compensation expense was approximately $2.4 million and $2.8 million for the period from January 1, 2009 to August 24, 2009 and the year ended December 31, 2008, respectively, related to the restricted stock awards. There was no share-based compensation expense during the year ended December 31, 2010 and for the period from July 17, 2009 to December 31, 2009.

Effective with the Acquisition as described in Note 11, all the restricted stock shares were settled in cash.

Stock Based Compensation

We use the Black-Scholes option pricing model to determine the fair value of our stock options. The determination of the fair value of the awards on the date of grant using an option-pricing model is affected by the price of our common stock, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, expected dividends and the estimated forfeiture rate.

We estimated the expected term of outstanding stock options by taking the average of the vesting term and the contractual term of the option, as illustrated in ASC 718, Compensation—Stock Compensation. We use the simplified method to estimate the expected term for employee stock option grants as adequate historical experience is not available to provide a reasonable estimate. We will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. We estimated the volatility of our common stock by using a weighted average of historical stock price volatility and implied volatility in market traded options in accordance with ASC 718. The decision to use a weighted average volatility factor was based upon the relatively short period of availability of data on actively traded options on our common stock, and our assessment that implied volatility is more representative of future stock price trends than historical volatility. We based the risk-free interest rate used in the option pricing model on U.S. Treasury constant maturity issues having remaining terms similar to the expected terms of the options. We do not anticipate paying any cash dividends in the foreseeable future and therefore use an expected dividend yield of zero in the option pricing model. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate pre-vesting option forfeitures and record share-based compensation expense only for those awards that are expected to vest. All share-based payment awards are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period.

If factors change and we employ different assumptions for estimating share-based compensation expense in future periods or if we decide to use a different valuation model, the future periods may differ significantly from what we have recorded in the current period and could materially affect our operating income, net income and net income per share.

The following table provides the weighted average fair value of the stock options granted using the Black-Scholes option pricing model together with a description of the weighted average assumptions used to calculate the fair value.

	Predecessor
	Period from January 1 to August 24, 2009	Year ended December 31, 2008
Weighted Average Assumptions:
Weighted average grant date fair value	$16.90	$25.54
Expected volatility	58%	58%
Risk free rate	1.7%	2.9%
Expected lives	4.2 years	4.99 years
Expected dividend yield	0%	0%

The stock based compensation expense for stock options and restricted stock awards recognized in our consolidated statements of income was as follows:

	Predecessor
($ in thousands)	Period from January 1 to August 24, 2009	Year ended December 31, 2008
Cost of revenue:	$2,958	$1,963
Operating expenses:
Sales	5,540	2,206
Marketing	890	760
Product development	948	1,068
General and administrative	12,178	7,420

Total share-based compensation expense	$22,514	$13,417

Included in stock based compensation expenses for the period from January 1, 2009 to August 24, 2009 is $16.3 million due to the recognition of unamortized compensation costs as the acquisition of the Company triggered the change in control provisions of the stock based compensation instruments and resulted in the immediate acceleration of the vesting.

Pursuant to the income tax provisions of ASC 718, we follow the "long-haul method" of computing our hypothetical additional paid-in capital, or APIC, pool. The total fair value of stock options that vested during the period from January 1 to August 24, 2009 and in the year ended December 31, 2008, was approximately $8.0 million (Predecessor) and $8.0 million (Predecessor), respectively, excluding the impact of the vesting acceleration at the time of the Acquisition.

Stock option activity was as follows:

	Number of Shares	Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance, December 31, 2007	2,384,684	$0.85 - $47.47	$19.61
Granted	687,500	38.90 - 53.68	49.04
Exercised	(105,592)	0.85 - 38.43	18.91
Forfeited	(122,982)	14.96 - 53.68	47.87
Expired	—	—	—

Balance, December 31, 2008	2,843,610	$0.85 - $53.68	$25.52
Granted	67,500	26.61 - 38.93	36.61
Exercised	(133,291)	0.85 - 27.26	17.18
Forfeited	(237,264)	18.44 - 53.68	51.73
Expired	—	—	—

Balance, August 24, 2009	2,540,555	$0.85 - $53.68	$23.80
Granted	—	—	—
Exercised	(1,326,803)	0.85 - 27.26	9.01
Forfeited	(1,213,752)	28.91 - 53.68	33.86
Expired	—	—	—

Balance, December 31, 2009	—		$—	$—

The aggregate intrinsic value of stock options exercised during the period from July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009 and year ended December 31, 2008, was approximately $25.9 million (Successor), $1.6 million (Predecessor) and $2.3 million (Predecessor), respectively.

Effective with the Acquisition of the Company as described in Note 11, all outstanding "in-the-money" stock options were settled with cash, and all outstanding "out-of-money" stock options were cancelled.